SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES - Sustainable Resources (Standing Timber and other Agricultural Assets) (Details)	Dec. 31, 2018 year
SIGNIFICANT ACCOUNTING POLICIES - Sustainable Resources (Standing Timber and other Agricultural Assets) [Abstract]
Terminal Year	30